Cash, restricted cash and cash equivalents (Details)	Jan. 31, 2024 USD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 31, 2021 CAD ($)
Cash, restricted cash and cash equivalents
Unrestricted cash held with chartered banks	$ 2,322,008	$ 1,800,539		$ 1,334,343	$ 2,185,868	$ 6,001,436
Held in trust for brokerage account		5,227			5,227	5,000
Restricted Cash		40,000	$ 29,557	29,557	40,000
Total	$ 2,322,008	$ 1,845,766		$ 1,363,890	$ 2,231,095	$ 6,006,436